Other Income and Other Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component Of Other Expense Income Nonoperating [Line Items]
Net write-down on other real estate owned	$ (824,059)	$ (276,400)	$ (309,797)